ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation [Abstract]
ASSET RETIREMENT OBLIGATION [Text Block]

7. ASSET RETIREMENT OBLIGATION

	December 31, 2019	December 31, 2018	December 31, 2017

Balance, beginning of year	$188,228	$205,201	$216,000
Change in obligation	(29,314)	(16,973)	(10,799)
Accretion expense	—	—	—
Balance, end of year	$158,914	$188,228	$205,201

The Company has a legal obligation associated with its mineral properties for clean up costs when work programs are completed.

The undiscounted amount of cash flows, required over the estimated reserve life of the underlying assets, to settle the obligation, adjusted for inflation, is estimated at $158,914 (2018 - $188,228, 2017 - $205,201).  During 2019, 2018 and 2017, the obligation was estimated based on actual reclamation cost experience on an average per acre basis and the remaining acres to be reclaimed.  It is expected that this obligation will be funded from general Company resources at the time the costs are incurred.  The Company has been required by the Ghanaian government to post a bond of US$296,322 which has been recorded in restricted cash.